Cash and balances with the Central Bank (Tables)	12 Months Ended
Dec. 31, 2021
Cash and balances with the Central Bank.
Schedule of breakdown by type of balances of cash and balances with the Central Bank

	12/31/2020	12/31/2021

Cash	24,791	26,361
Central Bank compulsory deposits	23,978	23,978
Deposits in the Central Bank	22,264	12,705
Accrued interest	20	29
	71,053	63,073